SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED
                                FUNDS/PORTFOLIOS:

                             ----------------------


 Cash Account Trust:                          DWS Equity Partners Fund                    DWS Mid Cap Growth Fund
   Government & Agency Securities Portfolio   DWS Europe Equity Fund                      DWS Money Market Prime Series
   Money Market Portfolio                     DWS Floating Rate Plus Fund                 DWS Money Market Series
   Tax-Exempt Portfolio                       DWS Global Bond Fund                        DWS New York Tax-Free Income Fund
 Cash Management Fund Institutional           DWS Global Opportunities Fund               DWS RREEF Global Infrastructure Fund
 Cash Reserve Fund, Inc.:                     DWS Global Thematic Fund                    DWS RREEF Global Real Estate Securities
   Prime Series                               DWS GNMA Fund                                 Fund
 Cash Reserves Fund Institutional             DWS Gold & Precious Metals Fund             DWS RREEF Real Estate Securities Fund
 DWS Alternative Asset Allocation Plus Fund   DWS Growth & Income Fund                    DWS S&P 500 Index Fund
 DWS Balanced Fund                            DWS Health Care Fund                        DWS Short Duration Fund
 DWS Blue Chip Fund                           DWS High Income Fund                        DWS Short Duration Plus Fund
 DWS California Tax-Free Income Fund          DWS High Income Plus Fund                   DWS Short-Term Municipal Bond Fund
 DWS Capital Growth Fund                      DWS Inflation Protected Plus Fund           DWS Small Cap Core Fund
 DWS Climate Change Fund                      DWS Intermediate Tax/AMT Free Fund          DWS Small Cap Growth Fund
 DWS Commodity Securities Fund                DWS International Fund                      DWS Small Cap Value Fund
 DWS Communications Fund                      DWS International Select Equity Fund        DWS Strategic Government Securities Fund
 DWS Core Fixed Income Fund                   DWS International Value Opportunities       DWS Strategic High Yield Tax Free Fund
 DWS Core Plus Allocation Fund                  Fund                                      DWS Strategic Income Fund
 DWS Core Plus Income Fund                    DWS Japan Equity Fund                       DWS Target 2010 Fund
 DWS Disciplined Long/Short Growth Fund       DWS Large Cap Value Fund                    DWS Target 2011 Fund
 DWS Disciplined Long/Short Value Fund        DWS Large Company Growth Fund               DWS Target 2012 Fund
 DWS Disciplined Market Neutral Fund          DWS Latin America Equity Fund               DWS Target 2013 Fund
 DWS Dreman Concentrated Value Fund           DWS LifeCompass 2015 Fund                   DWS Target 2014 Fund
 DWS Dreman High Return Equity Fund           DWS LifeCompass 2020 Fund                   DWS Technology Fund
 DWS Dreman Mid Cap Value Fund                DWS LifeCompass 2030 Fund                   DWS U.S. Bond Index Fund
 DWS Dreman Small Cap Value Fund              DWS LifeCompass 2040 Fund                   DWS Value Builder Fund
 DWS EAFE(R) Equity Index Fund                  DWS LifeCompass Income Fund                 Investors Cash Trust:
 DWS Emerging Markets Equity Fund             DWS LifeCompass Protect Fund                  Treasury Portfolio
 DWS Emerging Markets Fixed Income Fund       DWS LifeCompass Retirement Fund             NY Tax Free Money Fund
 DWS Enhanced S&P 500 Index Fund              DWS Lifecycle Long Range Fund               Tax-Exempt California Money Market Fund
 DWS Equity 500 Index Fund                    DWS Managed Municipal Bond Fund             Tax Free Money Fund Investment
 DWS Equity Income Fund                       DWS Massachusetts Tax-Free Fund
                                              DWS Micro Cap Fund

------------------------------------------------------------------------------------------------------------------------------------


On or about July 25, 2008, the following information replaces similar disclosure under "Policies about transactions" in the "Policies You Should Know About" section of each fund's/portfolio's prospectuses:

Each fund/portfolio accepts payment for shares only in US dollars by check drawn on a US bank, bank or Federal Funds wire transfer or by electronic bank transfer. Please note that a fund/portfolio does not accept payment in the following forms: cash, money orders, traveler's checks, starter checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. In addition, a fund/portfolio generally does not accept third party checks. A third party check is any check not made payable directly to DWS Investments, except for any check payable to you from one of your other DWS accounts. Under certain circumstances, a fund/portfolio may accept a third party check (i) for retirement plan contributions, asset transfers and rollovers, (ii) as contributions into Uniform Gift to Minors Act/Uniform Transfers to Minors Act accounts, (iii) payable from acceptable US and state government agencies, and (iv) from other DWS funds (such as a redemption or dividend check) for investment only in a similarly registered account. Subject to the foregoing, checks should normally be payable to DWS Investments and drawn by you or a financial institution on your behalf with your name or account number included with the check.

               Please Retain This Supplement for Future Reference




July 25, 2008
DMF-3671
                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group